Average Annual Total Returns		4 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.99%	13.88%
Performance Inception Date	Aug. 30, 2024
Innovator Growth-100 Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.99%	13.88%
Innovator Growth-100 Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.72%	8.22%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.86%	21.02%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.98%	20.17%